Schedule of Purchase Price Consideration (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Cash	$ 1,511,900
Seller note payable	3,245,843
Assumption of liabilities	882,438
Relief of liabilities	227,163
Total assets acquired	5,867,344
Assumption of liabilities	(882,438)
Net assets aquired	4,984,906
Account Receivable [Member]
Total assets acquired	348,853
Inventory [Member]
Total assets acquired	356,672
Other Assets [Member]
Total assets acquired	176,313
Property Plant And Equipment [Member]
Total assets acquired	22,672
Intangible Asset [Member]
Total assets acquired	$ 4,962,834